Financial Instrument - Schedule of Financial Instrument (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Financial Instrument [Abstract]
Financial instrument, beginning	$ 236,771	$ 183,543	$ 231,293
Net fair value change	3,141	2,435	5,478
Foreign currency adjustment	(9,314)	(7,220)
Financial instrument, ending	$ 230,598	$ 178,758	$ 236,771